Intangible Assets by Asset Type (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,383.4	$ 2,362.8
Accumulated Amortization	904.9	726.8
Net Carrying Amount	1,478.5	1,636.0
Customer Relationships [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	1,861.7	1,861.4
Accumulated Amortization	733.3	593.2
Net Carrying Amount	1,128.4	1,268.2
Trade Name [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	421.0	421.0
Accumulated Amortization	109.9	88.8
Net Carrying Amount	311.1	332.2
Internally Developed Software [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	97.4	77.1
Accumulated Amortization	60.1	43.3
Net Carrying Amount	37.3	33.8
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	3.3	3.3
Accumulated Amortization	1.6	1.5
Net Carrying Amount	$ 1.7	$ 1.8